Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
January 31, 2022

Dates Covered
Collections Period	01/01/22 - 01/31/22
Interest Accrual Period	01/18/22 - 02/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	02/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/21	352,292,090.41	20,190
Yield Supplement Overcollateralization Amount 12/31/21	9,540,382.40	0
Receivables Balance 12/31/21	361,832,472.81	20,190
Principal Payments	16,346,099.73	421
Defaulted Receivables	291,931.43	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/22	8,891,735.72	0
Pool Balance at 01/31/22	336,302,705.93	19,753

Pool Statistics	$ Amount	# of Accounts
Pool Factor	39.48%
Prepayment ABS Speed	1.43%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	3,262,233.74	145
Past Due 61-90 days	1,021,789.84	47
Past Due 91-120 days	160,659.11	11
Past Due 121+ days	0.00	0
Total	4,444,682.69	203

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	192,025.11
Aggregate Net Losses/(Gains) - January 2022	99,906.32
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.33%
Prior Net Losses/(Gains) Ratio	0.27%
Second Prior Net Losses/(Gains) Ratio	0.60%
Third Prior Net Losses/(Gains) Ratio	-0.13%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.20%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	40.91

Flow of Funds	$ Amount
Collections	17,817,656.80
Investment Earnings on Cash Accounts	59.83
Servicing Fee	(301,527.06)
Transfer to Collection Account	-
Available Funds	17,516,189.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	292,899.80
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	11,804,989.57
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,186,607.96

Total Distributions of Available Funds	17,516,189.57

Servicing Fee	301,527.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 01/18/22	348,107,695.50
Principal Paid	15,989,384.48
Note Balance @ 02/15/22	332,118,311.02

Class A-1
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2a
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2b
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-3
Note Balance @ 01/18/22	233,527,695.50
Principal Paid	15,989,384.48
Note Balance @ 02/15/22	217,538,311.02
Note Factor @ 02/15/22	79.2778101%

Class A-4
Note Balance @ 01/18/22	76,910,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	76,910,000.00
Note Factor @ 02/15/22	100.0000000%

Class B
Note Balance @ 01/18/22	25,110,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	25,110,000.00
Note Factor @ 02/15/22	100.0000000%

Class C
Note Balance @ 01/18/22	12,560,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	12,560,000.00
Note Factor @ 02/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	340,197.13
Total Principal Paid	15,989,384.48
Total Paid	16,329,581.61

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10329%
Coupon	0.39329%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	214,067.05
Principal Paid	15,989,384.48
Total Paid to A-3 Holders	16,203,451.53

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4075291
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.1540100
Total Distribution Amount	19.5615391

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7801277
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.2703516
Total A-3 Distribution Amount	59.0504793

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	738.30
Noteholders' Principal Distributable Amount	261.70

Account Balances	$ Amount
Reserve Account
Balance as of 01/18/22	2,092,197.46
Investment Earnings	46.37
Investment Earnings Paid	(46.37)
Deposit/(Withdrawal)	-
Balance as of 02/15/22	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,535,765.70	$2,067,694.66	$1,337,548.93
Number of Extensions	67	89	55
Ratio of extensions to Beginning of Period Receivables Balance	0.42%	0.54%	0.34%